Stockholders Deficit (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2024	May 08, 2023	Mar. 18, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024
Preference shares, shares authorized				5,000,000		5,000,000	5,000,000
Stock options grants to employees						143,581
Stock based compensation expense				$ 268,989	$ 136,709	$ 715,727	$ 546,460
Stock option exercise price						$ 1.00
Stock options exercised						3,000,000
Common stock shares par value				$ 0.0001		$ 0.0001
Common stock shares issued				23,159,119		22,812,048	13,387,344
Common stock shares issued				200,000,000		200,000,000
Common stock shares, outstanding				23,159,119		22,812,048	13,387,344
Vested warrants Shares				19,364,014
Common share per value				$ 5.96		$ 0.0001	$ 0.0001
Common forfeited shares			51,967
Common shares received			137,367
Aggregated grant date fair value				$ 2,675,223
Stock based compensation				$ 133,762		$ 715,727	$ 546,460
Ownership percentage								4.99%
Unrecognized Stock based compensation						$ 2,675,223
Common Stock, Shares Authorized				205,000,000		205,000,000
Warrants to Purchase Common Stock by each founders								189,334
Warrants exercise price				$ 10.148				$ 3.69717
Invester [Member] | Common Stock [Member]
Secured convertible promissory note issued	$ 250,000
converted a senior secured convertible shares of common stock	70,502
Investor 1 [Member] | Common Stock [Member]
Secured convertible promissory note issued	$ 350,000
converted a senior secured convertible shares of common stock	98,702
Common stock shares issued						15,000
Mr Huang [Member] | Chief Executive Officer
Stock granted						100,000
Victor Hauang and Derek Xu
Common stock exercise price per share		$ 1.89				$ 1.77
Warrants to Purchase Common Stock by each founders		1,344,951				53,800
Warrants exercise price		$ 1.77				$ 6.50
Purchased warrants value		$ 2,136,115				$ 15,418
Warrants interest rate		3.41%				3.41%
Volatility		39.40%				39.40%
Stock Incentive Plan
Stock options outstanding				5,114,589		4,664,589
Average stocks exercise price						$ 0.55
Stock options grants to employees						502,522	492,695
Expiration date	Mar. 31, 2029			Mar. 31, 2034
Purchase shares of common stock	200,000			250,000
Stock based compensation expense				$ 135,227	$ 136,709
Stock option exercise price				$ 0.86		$ 1.67	$ 1.64
Common stock exercise price per share	$ 1.65			$ 6.08
Forfeited common stock per value						$ 5.96
Common stock shares issued				4,080,000
Stock option granted						2,675,223
Costs expected period in years				5 years 3 months 29 days
Amount payment for stock option						$ 250,000
Common stock shares issued						2,637,150
Unrecognized Stock based compensation				$ 2,541,461		$ 635,351
Common Stock, Shares Authorized						1,500,000
Common Stock SARs outstanding				1,758,000		1,758,000
Stock awards outstanding				5,114,589
Aggregate intrinsic value				$ 29,301,777		$ 4,664,589	$ 5,394,000
Super Simple AI, Inc
Common share per value						$ 0.12
Common shares outstanding						1,758,100